Commitments and Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Maximum period of variable rate	1 year
Commitments to Extend Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet risks liability	$ 118.7	$ 78.3
Standby Letters of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet risks liability	$ 14.0	$ 13.1